Registration Statement No. 333-144627
                                811-04633

As Filed with the Securities and Exchange Commission on July 17, 2009

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-6

REGISTRATION UNDER THE SECURITIES ACT OF 1933                [ X ]

Pre-Effective Amendment No. ____          [  ]

Post-Effective Amendment No._7___         [ X ]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          [ X ]

Amendment No.__49__          [  ]

Sun Life (N.Y.) Variable Account D
Registrant

Sun Life Insurance and Annuity Company of New York
Depositor

60 East 42nd Street, Suite 1115
New York, New York  10165
Depositor's Address

1-866-702-6998
Depositor's Telephone Number

Sandra DaDalt
Assistant Vice President and Senior Counsel
Sun Life Assurance Company of Canada (U.S.)
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481
Name and Address of Agent For Service

It is proposed that this filing will become effective (check appropriate box)

[  ]  immediately upon filing pursuant to paragraph (b) of Rule 485.

[ X ]  on August 17, 2009 pursuant to paragraph (b) of Rule 485.

[  ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[  ]  on August 17, 2009 pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
[ X ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, the sole purpose of this Post-Effective Amendment No. 7 is to delay the effective date of Post-Effective Amendment No. 6, filed on May 20, 2009.  The Parts A, B and C of Post-Effective Amendment No. 6 are hereby incorporated by reference and this Amendment does not delete or supercede any other prospectus or information that is part of the registration statement.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to the Registration Statement and has duly caused this Registration Statement to be signed on its behalf, in the Town of Wellesley Hills, and Commonwealth of Massachusetts on this 17th day of July, 2009.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(Registrant)

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(Depositor)

By: /s/ Westley V. Thompson*
Westley V. Thompson
President, SLF U.S.

Attest:	/s/ Sandra M. DaDalt
Sandra M. DaDalt
Assistant Vice President & Senior Counsel

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities with the Depositor, Sun Life Insurance and Annuity Company of New York, and on the date indicated.

SIGNATURE	TITLE	DATE

/s/ Westley V. Thompson*	President, SLF U.S. and Director	July 17, 2009
Westley V. Thompson	(Principal Executive Officer)

/s/ Ronald H. Friesen*	Senior Vice President and Chief Financial	July 17, 2009
Ronald H. Friesen	Officer and Treasurer and Director
(Principal Financial Officer)

/s/ Douglas C. Miller*	Vice President and Controller	July 17, 2009
Douglas C. Miller	(Principal Accounting Officer)

*By: /s/ Sandra M. DaDalt	Attorney-in-Fact for:	July 17, 2009
Sandra M. DaDalt	Keith Gubbay, Director
Janet Whitehouse, Director
Donald B. Henderson, Jr., Director
Peter R. O'Flinn, Director
David K. Stevenson, Director
Barbara Z. Shattuck, Director
Leila Heckman, Director
Michael E. Shunney, Director
Scott M. Davis, Director
John T. Donnelly, Director
Michael K. Moran, Director

*Sandra M. DaDalt has signed this document on the indicated date on behalf of the above Directors and Officers of the Depositor pursuant to powers of attorney duly executed by such persons and a resolution of the Board of Directors authorizing use of powers of attorney for Officer signatures. Resolution of Board of Directors is incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-4, File No. 333-107983, filed on February 27, 2009.